Long-term interest bearing debt and interest expenses - Narrative (Details)	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond	Oct. 30, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond USD ($)	Oct. 30, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond NOK	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond USD ($)	Oct. 30, 2013 NIBOR Loans Payable NOK1,500 Million Floating Interest Rate Bond	Apr. 30, 2011 Secured Debt Credit Facility US$2,000 USD ($)	Dec. 31, 2013 Secured Debt Credit Facility US$2,000 USD ($)	Dec. 31, 2011 Secured Debt Credit Facility US$2,000	Apr. 30, 2011 Secured Debt LIBOR Credit Facility US$2,000	Oct. 17, 2013 Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2013 Majority Shareholder USD ($)	Dec. 31, 2012 Majority Shareholder USD ($)	Dec. 31, 2011 Majority Shareholder USD ($)	Apr. 30, 2011 Majority Shareholder Loans Payable US $500 Million Fixed Interest Bond USD ($)	Dec. 01, 2012 Majority Shareholder Loans Payable US $27.5 Million Shareholder Loan USD ($)	Dec. 31, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Nov. 20, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Jun. 28, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Jun. 27, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Mar. 31, 2012 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Oct. 17, 2013 Majority Shareholder Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2013 Majority Shareholder Revolving Credit Facility LIBOR US $85 Million Unsecured Revolving Shareholder Loan	Oct. 17, 2013 Affiliated Entity Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Oct. 17, 2013 SF Linus Ltd Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Oct. 17, 2013 SF Linus Ltd Revolving Credit Facility LIBOR US $475 Million Revolving Credit Facility	Jun. 28, 2013 SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 2,000,000,000				$ 475,000,000						$ 85,000,000	$ 85,000,000	$ 335,000,000	$ 200,000,000	$ 200,000,000				$ 475,000,000
Term of debt									6 years																		5 years
Balloon payment to be paid										1,000,000,000																	192,000,000
Description of variable rate basis								NIBOR				Libor													Libor			LIBOR
Basis spread on variable rate								4.40%				2.00%													3.00%			2.75%
Debt face amount						1,500,000,000	500,000,000										500,000,000	27,500,000											195,000,000
Debt Instrument, redemption price																	100.00%
Proceeds from related party loan	193,500,000	0	0											355,000,000	682,500,000	122,400,000			489,000,000
Repayment of related party loan	21,600,000	0	0											659,400,000	530,000,000	110,900,000			659,000,000
Amount outstanding																			5,000,000
Coupon rate (as a percent)																	7.75%	4.00%
Debt Instrument, covenant compliance, cash and cash equivalents					$ 75,000,000				$ 75,000,000								$ 50,000,000							$ 150,000,000		$ 25,000,000
Debt Instrument, covenant compliance, net debt to EBITDA																								4.5
Debt Instrument, covenant compliance, EBITDA to interest expense ratio									3.0															2.5
Debt Instrument, covenant compliance, liabilities to assets ratio, minimum									1															1.0		0.8
Debt Instrument, covenant compliance, equity, minimum				30.00%							25.00%						25.00%							30.00%
Debt Instrument, covenant compliance, net debt to EBITDA, remainder of fiscal year										5
Debt Instrument, covenant compliance, net debt to EBITDA, year two										4.5